Cost of Sales (Details) - Schedule of Cost of Sales - USD ($)	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Cost of Sales [Abstract]
Inventories at beginning	$ (465,748)
Purchases	(1,097,249)
Production costs
Payroll and professional fees	(202,812)
Maintenance, energy and fuel related to fixed assets	(101,635)
Amortization and depreciation	(36,578)
Other production costs	(126,628)
Sub-total production costs	(467,653)
Foreign currency translation	120,715
Sub-total	(1,909,935)
Inventories as of the end	390,293
Cost of sales	$ (1,519,642)